Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (53,516)	$ (60,776)	$ (113,243)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	7,261	6,838	18,623
Amortization of intangible assets	10,612	10,612	10,607
Impairment of goodwill		7,420	50,878
Change in contingent earnout liability		(4,488)	(20,376)
Depreciation	1,121	1,198	905
Deferred tax liability, net	(377)	(377)	(3,733)
Realized loss (income) from sale of marketable securities	(2)	178
Exchange rate differentials	(512)	69	(47)
Amortization of premium, discount and accrued interest on marketable securities	(260)	735	1,398
Impairment of property and equipment			172
Loss from disposal of property and equipment	202	1,297
Changes in operating assets and liabilities:
Change in inventories	(277)
Accounts receivable, net	(321)	(507)	74
Prepaid expenses and other current assets	190	1,940	1,235
Other non-current assets	218	(251)	(800)
Accounts payable	(1,316)	(153)	469
Accrued expenses and other liabilities	490	(8,956)	10,410
Operating lease assets and liabilities	209	352	(125)
Deferred revenue	(403)	(37)	(82)
Other long-term liabilities	83	129	250
Net cash used in operating activities	(36,598)	(44,777)	(43,385)
CASH FLOWS FROM INVESTING ACTIVITIES:
Release of (investment in) restricted deposits	46	(373)
Proceeds from maturity of marketable securities	41,187	38,287	31,241
Purchase of marketable securities	(33,017)		(8,454)
Proceeds from sale of marketable securities		822
Investment in short-term deposits	(15,500)
Investment in long-term deposits	(10,000)
Purchase of property and equipment	(2,767)	(3,303)	(7,171)
Investment in equity securities			(1,010)
Net cash provided by (used in) investing activities	(20,051)	35,433	14,606
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	37,834	27,139
Repayment of financial liability			(145)
Payment due to settlement of contingent earnout liabilities		(790)
Proceeds from issuance of ordinary shares upon exercise of warrants			370
Proceeds from issuance of ordinary shares upon exercise of options	1,670	903	579
Net cash provided by financing activities	39,504	27,252	804
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	72	(60)	(268)
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(17,073)	17,848	(28,243)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT BEGINNING OF THE YEAR	56,377	38,529	66,772
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF THE YEAR	39,304	56,377	38,529
SUPPLEMENTARY INFORMATION ON ACTIVITIES INVOLVING CASH FLOWS:
Cash paid for income taxes	53	3	147
Cash paid for interest	140	149	90
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Issuance of ordinary shares in connection with earnout liability		1,561	953
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd.			18,617
Reclassification of earn-out liability to equity		1,500
Non-cash purchase of property and equipment	223
Operating lease liabilities arising from obtaining operating right-of use assets		$ 4,411	$ 320